Lease commitments (Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Schedule of Operating Leases [Line Items]
2017	¥ 13,747
2018	11,565
2019	8,253
2020	6,179
2021	4,897
Thereafter	24,766
Total minimum future rentals	¥ 69,407